Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Sales		$ 68,679	$ 56,791	$ 63,578
Cost of sales		60,876	50,428	65,196
Gross margin		7,803	6,363	(1,618)
Selling, general and administrative expenses		2,369	2,202	2,543
Operating income (loss)		5,434	4,161	(4,161)
Income (loss) from investments in associates, joint ventures and other investments		448	615	(502)
Financing costs - net		(875)	(2,056)	(2,858)
Income (loss) before taxes		5,007	2,720	(7,521)
Income tax expense		432	986	902
Net income (loss) (including non-controlling interests)		4,575	1,734	(8,423)
Net income (loss) attributable to equity holders of the parent		4,568	1,779	(7,946)
Net income (loss) attributable to non-controlling interests		$ 7	$ (45)	$ (477)
Earnings (loss) per common share (in U.S. dollars)
Basic earnings (loss) per share (USD per share)	[1]	$ 4.48	$ 1.87	$ (10.29)
Diluted earnings (loss) per share (USD per share)	[1]	$ 4.46	$ 1.86	$ (10.29)
Weighted average common shares outstanding (in millions)
Basic (in shares)		1,020	953	772
Diluted (in shares)		1,024	955	772

[1]	Following the completion of the Company’s share consolidation of each three existing shares into one share without nominal value on May 22, 2017, the earnings (loss) per common share and corresponding basic and diluted weighted average common shares outstanding for prior periods has been recast in accordance with IFRS. Please refer to note 10 for more information.